Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management [Abstract]
Schedule of maturity profiles of financial assets and liabilities
For the years ended December 31, 2022 Thousands of $	Less than 1 year	between 1 and 2 years	between 3 and 5 years	Total contractual cash flows	Carrying amount
Non derivatives
Trade payables	10,178			10,178	10,178
Loans	630	630	37,809	39,069	35,530
Lease liabilities	1,324	915	2,179	4,418	4,263
Total	12,132	1,545	39,988	53,665	49,971

For the years ended December 31, 2021 Thousands of $	Less than 1 year	between 1 and 2 years	between 3 and 5 years	Total contractual cash flows	Carrying amount
Non derivatives
Trade payables	7,455			7,455	7,455
Loans	4,780	8,200	1,083	14,063	12,092
Lease liabilities	1,127	915	2,179	4,221	3,464
Total	13,362	9,115	3,262	25,739	23,011